UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-7264

 NAME OF REGISTRANT:                     Greater China Growth Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Greater China Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
 FOCUS MEDIA HOLDING LIMITED                                                                 Agenda Number:  932954387
--------------------------------------------------------------------------------------------------------------------------
        Security:  34415V109
    Meeting Type:  Annual
    Meeting Date:  13-Oct-2008
          Ticker:  FMCN
            ISIN:  US34415V1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ELECTION OF YING WU AS THE DIRECTOR       Mgmt          No vote
       TO SERVE ON THE BOARD OF DIRECTORS FOR A THREE
       YEAR TERM OR UNTIL SUCH DIRECTOR'S SUCCESSOR
       IS ELECTED AND DULY QUALIFIED, AS SET FORTH
       IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.

02     APPROVAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          No vote
       TOUCHE TOHMATSU CPA LTD. AS INDEPENDENT AUDITORS
       OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2008, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 MINDRAY MEDICAL INT'L LTD.                                                                  Agenda Number:  932956002
--------------------------------------------------------------------------------------------------------------------------
        Security:  602675100
    Meeting Type:  Annual
    Meeting Date:  17-Oct-2008
          Ticker:  MR
            ISIN:  US6026751007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RE-ELECTION OF MR. LI XITING AS A DIRECTOR OF             Mgmt          No vote
       THE COMPANY

02     RE-ELECTION OF MR. WU QIYAO AS A DIRECTOR OF              Mgmt          No vote
       THE COMPANY

03     ELECTION OF MR. LIN JIXUN AS A DIRECTOR OF THE            Mgmt          No vote
       COMPANY

04     RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT        Mgmt          No vote
       AUDITOR DELOITTE TOUCHE TOHMATSU FOR THE FISCAL
       YEAR 2007.

05     APPOINTMENT OF THE INDEPENDENT AUDITOR DELOITTE           Mgmt          No vote
       TOUCHE TOHMATSU FOR THE FISCAL YEAR 2008.

06     TO AMEND THE FIRST SENTENCE OF ARTICLE 86(1)              Mgmt          No vote
       OF THE AMENDED AND RESTATED ARTICLES OF ASSOCIATION
       OF THE COMPANY BY REPLACING THE WORD "SEVEN
       (7)" WITH THE WORD "NINE (9)" SUCH THAT THE
       REVISED SENTENCE READS: "UNLESS OTHERWISE DETERMINED
       BY THE DIRECTORS SUBJECT TO ARTICLE 100A HEREOF,
       THE NUMBER OF DIRECTORS SHALL NOT BE LESS THAN
       FIVE (5) OR GREATER THAN NINE (9)."




--------------------------------------------------------------------------------------------------------------------------
 NEW ORIENTAL EDUCATION & TECHNOLOGY                                                         Agenda Number:  933065662
--------------------------------------------------------------------------------------------------------------------------
        Security:  647581107
    Meeting Type:  Annual
    Meeting Date:  11-May-2009
          Ticker:  EDU
            ISIN:  US6475811070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE RESOLUTION AS SET OUT IN PARAGRAPH 1 OF               Mgmt          No vote
       THE NOTICE OF ANNUAL GENERAL MEETING REGARDING
       AMENDMENTS TO THE COMPANY'S 2006 SHARE INCENTIVE
       PLAN.

02     THE RESOLUTION AS SET OUT IN PARAGRAPH 2 OF               Mgmt          No vote
       THE NOTICE OF ANNUAL GENERAL MEETING REGARDING
       THE APPOINTMENT OF JOHN ZHUANG YANG AS AN INDEPENDENT
       DIRECTOR.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater China Growth Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/25/2009